INCOME TAXES (Details Narrative)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Japanese statutory tax rate	34.59%	34.59%	34.59%	34.59%	34.59%
Unrecognized tax benefits, description			The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from November 30, 2023. Open tax years in Japan are five years. The Company’s income tax returns filed in Japan for the tax years prior to November 30, 2023 were examined by the relevant tax authorities.
Effective tax rate	38.49%	36.53%	37.54%	38.86%	37.90%